Pension and Severance Benefits - Net Benefit Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Defined Benefit and Defined Contribution Plans [Line Items]
Defined contribution plans - Domestic Plan	$ 5,138	$ 4,803	$ 8,544
Total pension and severance expense - Domestic Plans	5,693	5,361	8,890
Defined contribution plans - Foreign Plans	438	461	466
Total pension and severance expense - Foreign Plans	12,806	12,575	11,818
Domestic Plans
Schedule of Defined Benefit and Defined Contribution Plans [Line Items]
Service cost	464	465	363
Interest on projected benefit obligation	993	892	1,086
Expected return on plan assets	(1,313)	(1,294)	(1,477)
Recognized actuarial loss	411	495	374
Defined benefit and severance plans	555	558	346
Foreign Plans
Schedule of Defined Benefit and Defined Contribution Plans [Line Items]
Service cost	6,956	6,992	6,783
Interest on projected benefit obligation	4,661	4,293	3,903
Expected return on plan assets	(27)	(33)	(32)
Recognized actuarial loss	650	734	570
Amortization of prior service cost	128	128	128
Defined benefit and severance plans	$ 12,368	$ 12,114	$ 11,352